Equity (Details 4) ₪ in Millions, $ in Millions		Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Equity [Abstract]
Share in equity of subsidiaries	[1]	₪ 8,145		₪ 25,482	₪ 23,343
Share options, warrants and capital reserve from share-based payment in subsidiaries		36		116	121
Conversion option proceeds in subsidiaries				12	19
Non-controlling interests		₪ 8,181	$ 2,360	₪ 25,610	₪ 23,483

[1]	Including capital reserves and acquisition-adjustments.